SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining three months)	$ 141
2023	683	$ 491
2024	705	479
2025	654	495
2026	564	440
Thereafter	735	345
Total lease payments	3,482	$ 2,805
Less: Imputed interest	(635)
Total	$ 2,847